Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	ANDRETTI ACQUISITION CORP.
Entity Central Index Key	0001843714
Entity Tax Identification Number	98-1578373
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7615 Zionsville Road
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	317
Local Phone Number	872-2700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	7615 Zionsville Road
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	646
Local Phone Number	200-8876
Contact Personnel Name	William M. Brown